Stock-Based Compensation (Details 9) - $ / shares		12 Months Ended
	Dec. 28, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class A common stock | DISH Network Awards
Black-Scholes option valuation model, assumptions
Dividend in cash per share (in dollars per share)	$ 1.00
Class B common stock | DISH Network Awards
Black-Scholes option valuation model, assumptions
Dividend in cash per share (in dollars per share)	$ 1.00
Stock Options
Black-Scholes option valuation model, assumptions
Risk-free interest rate, low end of range (as a percent)		1.40%	1.80%	0.91%
Risk-free interest rate, high end of range (as a percent)		2.19%	2.84%	2.66%
Volatility factor, low end of range (as a percent)		26.42%	28.53%	32.37%
Volatility factor, high end of range (as a percent)		36.22%	38.62%	39.87%
Stock Options | Maximum
Black-Scholes option valuation model, assumptions
Expected term of options		7 years 9 months 18 days	9 years	10 years
Weighted-average fair value of options granted (in dollars per share)		$ 29.73	$ 29.20	$ 21.09
Stock Options | Minimum
Black-Scholes option valuation model, assumptions
Expected term of options		5 years 6 months	5 years 6 months	5 years 7 months 6 days
Weighted-average fair value of options granted (in dollars per share)		$ 16.14	$ 19.08	$ 14.49